Revenue from contracts with customers and trade receivables (Details Textual) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)		Mar. 31, 2021 INR (₨)
Statement [Line Items]
Contract assets		₨ 48			₨ 43
Revenue		245,879	[1]	$ 2,992	214,391	[1]	₨ 189,722	[1]
Licence fee	[2]	6,776			4,867		₨ 1,415
Global Generics- North America Operations [Member]
Statement [Line Items]
Refunds provision		35			24
Alium JSC [member]
Statement [Line Items]
Revenue					1,971
Consideration receivable					1,774
Mankind pharma limited [member]
Statement [Line Items]
Revenue					390
Bio delivery sciences international inc [member]
Statement [Line Items]
Licence fee					₨ 1,084
JB Chemicals and Pharmaceuticals Limited [Member]
Statement [Line Items]
Revenue		902
Torrent Pharmaceuticals Limited [Member]
Statement [Line Items]
Revenue		1,399
Eris Lifesciences Limited [Member]
Statement [Line Items]
Revenue		₨ 2,640

[1]	Revenues for the year ended March 31, 2023 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.7,577 (as compared to Rs.6,255 and Rs.6,905 for the years ended March 31, 2022 and 2021, respectively) and from the PSAI segment to the Others segment which amount to Rs.128 (as compared to Rs.0 and Rs.0 for the years ended March 31, 2022 and 2021, respectively).
[2]	During the year ended March 31, 2023, this primarily includes the following amounts: ·Rs.902 from the sale of brands Z&D, Pedicloryl, Pecef and Ezinapi to J.B. Chemicals and Pharmaceuticals Limited;·Rs.1,399 from the sale of brands Styptovit-E, Finast, Finast-T and Dynapres to Torrent Pharmaceuticals Limited and·Rs.2,640 from the sale of certain non-core dermatology brands to Eris Lifesciences Limited The amounts recognized above are adjusted for expected sales returns. These transactions pertain to the Company’s Global Generics segment.During the year ended March 31, 2022, the Company entered into the following agreements: ·An agreement with Alium JSC for the sale of the Company’s territorial rights relating to two of its anti-bacterial brands (Ciprolet® and Levolet®) in Russia and certain countries of the former Soviet Union. The consideration for the arrangement is Rs.1,971 and the Company recognized revenue of Rs.1,774 for the performance obligations relating to the milestones met. This transaction pertains to the Company’s Global Generics segment. ·An agreement with Mankind Pharma Limited towards the sale of two of the Company's brands (Daffy bar and Combihale) in India, which formed part of the Company’s Global Generics segment. License fees includes an amount of Rs.390 towards the aforesaid sales transaction. ·A definitive agreement with BioDelivery Sciences International, Inc. (“BDSI”), pursuant to which the Company sold its U.S. and Canada territory rights for ELYXYB (celecoxib oral solution) 25 mg/mL, to BDSI. Upon successful completion of the closing conditions, the Company had recognized Rs.1,084 from this transaction. This transaction pertains to the Company’s Others segment (pertaining to its Proprietary products business).